Changes in accounting policies, comparability and adjustments (Narrative) (Detail) - CHF (SFr) SFr in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Changes In Accounting Policies [Line Items]
Interest income	SFr 14,193	SFr 13,787	SFr 13,177
Interest expense	7,665	7,373	6,445
Increase (decrease) due to changes in accounting policy: Presentation of interest income and interest expense on derivatives designated as hedging instruments
Changes In Accounting Policies [Line Items]
Interest income	(530)
Interest expense	SFr (530)
Amendments to IAS 7, Statement of Cash Flows
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	UBS adopted amendments to IAS 7, Statement of Cash Flows, in 2017 and now separately discloses the drivers of changes in financial liabilities arising from financing activities, including changes arising from cash flows and non-cash changes, in its statement of cash flows.
Amendments to IAS 12, Income Taxes
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	In 2017, UBS adopted amendments to IAS 12, Income Taxes, that clarify how to account for deferred tax assets related to debt instruments measured at fair value. The adoption of these amendments did not have a material impact on the Group’s financial statements.
UBS AG
Changes In Accounting Policies [Line Items]
Interest income	SFr 14,208	13,782	13,178
Interest expense	7,728	SFr 7,399	SFr 6,449
UBS AG | Increase (decrease) due to changes in accounting policy: Presentation of interest income and interest expense on derivatives designated as hedging instruments
Changes In Accounting Policies [Line Items]
Interest income	(530)
Interest expense	SFr (530)
UBS AG | Amendments to IAS 7, Statement of Cash Flows
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	UBS adopted amendments to IAS 7, Statement of Cash Flows, in 2017 and now separately discloses the drivers of changes in financial liabilities arising from financing activities, including changes arising from cash flows and non-cash changes, in its statement of cash flows.
UBS AG | Amendments to IAS 12, Income Taxes
Changes In Accounting Policies [Line Items]
Description of nature of change in accounting policy	In 2017, UBS adopted amendments to IAS 12, Income Taxes, that clarify how to account for deferred tax assets related to debt instruments measured at fair value. The adoption of these amendments did not have a material impact on the Group’s financial statements.